Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Aug. 15, 2025	May 16, 2025
Summary of Significant Accounting Policies [Line Items]
Working capital deficit	$ 1,408,859		$ 1,408,859
Federally insured limit	250,000		250,000			$ 250,000
Cash on hand	1,340,186		1,340,186		$ 46,760	1,352,892		$ 225,000
Cash equivalents					0
Property and equipment, net	$ 701,633		$ 701,633		155,963	$ 109,664
Useful lives	5 years		5 years			5 years
Impairment charges
Display assets	$ 362,082		362,082
Depreciation expense	40,314	$ 11,575	64,612	$ 34,725	7,780	48,622
Allocation of transaction price			0
Revenues	295,357		808,972
Advertising expense	237,531	248,626	641,894	730,226
Costs incurred	93,438	525,809	286,121	615,894	114,649	875,975
Change in fair value of convertible debt	12,899	38,336	78,313	38,336		192,797
Convertible notes							$ 266,442
Debt issuance costs	100,000		100,000			100,000
Capitalized software development costs	229,691		229,691
Amortization	9,695		9,695
Change in fair value of convertible debt						192,797
Unrealized gain or loss
2024 Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate unpaid principal			4,000,000
2025 Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate unpaid principal				4,000,000		3,250,000
Store Assets Display Centers [Member]
Summary of Significant Accounting Policies [Line Items]
Depreciation expense	18,104		18,104
Advertising expense					$ 318,154	771,864
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Federally insured limit	$ 1,090,186		$ 1,090,186			$ 1,102,892